Benefit Plans (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other amounts recognized in other comprehensive income
Net (gain) loss	$ (334,059)	$ 530,322	$ (94,848)
Amount that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year
Estimated net loss that will be amortized	203,861
Oneida Savings Bank pension plan
Components of net periodic pension cost
Interest cost on projected benefit obligation	168,082	211,449	211,573
Expected return on plan assets	(264,680)	(266,768)	(243,442)
Net amortization and deferral	140,739	122,317	126,009
Net periodic pension cost	44,141	66,998	94,140
Other amounts recognized in other comprehensive income
Net (gain) loss	(148,815)	296,029	(26,003)
Amortization of (gain) loss	(140,739)	(122,317)	(126,009)
Total recognized in other comprehensive income	(289,554)	173,712	(152,012)
Total recognized in net periodic benefit (cost) and other comprehensive income	(245,413)	240,710	(57,872)
Weighted-average assumptions used to determine benefit obligation at year-end
Discount rate (as a percent)	3.97%	4.98%	5.05%
Weighted-average assumptions used to determine net cost
Discount rate (as a percent)	4.98%	5.05%	3.97%
Expected return on plan assets (as a percent)	7.50%	7.50%	7.50%
State Bank of Chittenango pension plan
Components of net periodic pension cost
Service cost benefits earned during the period	26,335	26,261	21,899
Interest cost on projected benefit obligation	105,807	123,774	131,694
Expected return on plan assets	(127,794)	(141,928)	(155,498)
Net amortization and deferral	79,058	48,854	42,783
Net periodic pension cost	83,406	56,961	40,878
Other amounts recognized in other comprehensive income
Net (gain) loss	34,553	405,464	99,947
Amortization of (gain) loss	(79,058)	(48,854)	(42,783)
Total recognized in other comprehensive income	(44,505)	356,610	57,164
Total recognized in net periodic benefit (cost) and other comprehensive income	$ 38,901	$ 413,571	$ 98,042
Weighted-average assumptions used to determine benefit obligation at year-end
Discount rate (as a percent)	3.84%	4.27%	5.38%
Weighted-average assumptions used to determine net cost
Discount rate (as a percent)	4.27%	5.38%	5.89%
Expected return on plan assets (as a percent)	7.00%	7.00%	7.50%